Summary of Significant Accounting Policies - Weighted-average Useful Lives of Structures and Machinery and Equipment (Details)	Dec. 31, 2025
Structures | Engine Products
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	29 years
Structures | Fastening Systems
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	27 years
Structures | Engineered Structures
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	29 years
Structures | Forged Wheels
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	27 years
Machinery and equipment | Engine Products
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	16 years
Machinery and equipment | Fastening Systems
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	17 years
Machinery and equipment | Engineered Structures
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	20 years
Machinery and equipment | Forged Wheels
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	18 years